Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Reconciliation of goodwill
Changes in the carrying amount of goodwill during the years ended December 31, 2021 were as follows:

Total
Balance at December 31, 2019	$13,103
Measurement period adjustment to goodwill from acquisition	(73)

Balance at December 31, 2020	13,030
Additions to goodwill and other adjustments	—

Balance at December 31, 2021	$13,030

Reconciliation of intangibale assets
The following table provides a summary of finite-lived intangible assets as of the dates presented:

	2021	2020
Core deposit intangible	$630	$739
Accumulated amortization	(109)	(109)

Total finite-lived intangible assets	$521	$630

Summary of finite lived intangible assets future amortization expense	The estimated amortization expense of finite-lived intangible assets for the five succeeding fiscal years is summarized as follows:

Year Ending December 31,	Amount
2022	$109
2023	109
2024	109
2025	109
2026	85
Thereafter	—

$521